Capital Stock	12 Months Ended
Dec. 31, 2021
Capital Stock
Note 6 - Capital Stock

Note 6 - Capital Stock

The Company is authorized to issue 3,000,000,000 shares of it $0.001 par value common stock. On September 30, 2009, the Company effected a 60-for-1 forward stock split of its $0.001 par value common stock.

All share and per share amounts have been retroactively restated to reflect the splits discussed above.

Common Stock

On January 25, 2021, we issued 380,952 common shares for an aggregate purchase price of $150,000 and issued 1,375,779 common shares with a fair value of $557,190 for services.

On April 13, 2021, we issued 357,995 common shares for an aggregate purchase price of $150,000.

On April 20, 2021, we issued 200,000 common shares for an aggregate purchase price of $72,600.

On April 21, 2021, we issued 200,000 common shares for an aggregate purchase price of $68,800.

On May 18, 2021, we issued 200,000 common shares for an aggregate purchase price of $63,200.

On May 25, 2021, we issued 200,000 common shares for an aggregate purchase price of $64,000.

On June 2, 2021, we issued 200,000 common shares for an aggregate purchase price of $61,800.

On June 10, 2021, we issued 200,000 common shares for an aggregate purchase price of $56,200.

On June 14, 2021, we issued 200,000 common shares for an aggregate purchase price of $56,800.

On June 21, 2021, we issued 200,000 common shares for an aggregate purchase price of $56,800.

On June 28, 2021, we issued 200,000 common shares for an aggregate purchase price of $57,600.

On July 1, 2021, we issued 200,000 common shares for an aggregate purchase price of $61,200.

On July 7, 2021, we issued 200,000 common shares for an aggregate purchase price of $61,600.

On July 8, 2021, we issued 126,071 common shares for an aggregate purchase price of $50,428.

On July 15, 2021, we issued 200,000 common shares for an aggregate purchase price of $67,200.

On July 20, 2021, we issued 200,000 common shares for an aggregate purchase price of $61,400.

On July 30, 2021, we issued 200,000 common shares for an aggregate purchase price of $60,800.

On August 5, 2021, we issued 200,000 common shares for an aggregate purchase price of $60,800.

On August 11, 2021, we issued 200,000 common shares for an aggregate purchase price of $60,800.

On August 18, 2021, we issued 200,000 common shares for an aggregate purchase price of $61,400.

On August 27, 2021, we issued 200,000 common shares for an aggregate purchase price of $62,400.

On September 3, 2021, we issued 200,000 common shares for an aggregate purchase price of $62,800.

On September 8, 2021, we issued 200,000 common shares for an aggregate purchase price of $62,800.

On September 14, 2021, we issued 200,000 common shares for an aggregate purchase price of $61,400.

On September 21, 2021, we issued 200,000 common shares for an aggregate purchase price of $59,600.

On September 28, 2021, we issued 200,000 common shares for an aggregate purchase price of $59,600.

On October 7, 2021, we issued 200,000 common shares for an aggregate purchase price of $57,600.

On November 8, 2021, we issued 200,000 common shares for an aggregate purchase price of $57,600.

On November 16, 2021, we issued 200,000 common shares for an aggregate purchase price of $58,400.

On November 24, 2021, we issued 200,000 common shares for an aggregate purchase price of $58,000.

On December 1, 2021, we issued 200,000 common shares for an aggregate purchase price of $50,400.